SHARE BASED COMPENSATION - Restricted stock activity (Details) - Restricted stock [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares
Outstanding at beginning of year (in shares)	121,408	171,409
Issued (in shares)	(50,000)	(50,001)
Outstanding at end of year (in shares)	71,408	121,408	171,409
Shares vested but not issued at end of year (in shares)	19,935	19,935
Grant-date fair value
Outstanding at beginning of year	¥ 18.10	¥ 19.16
Issued	17.21	17.62
Outstanding at end of year	18.03	18.10	¥ 19.16
Shares vested but not issued at end of year	¥ 19.94	¥ 20.42
Weighted Average Remaining Contractual Term
Outstanding at beginning of year	7 months 13 days	1 year 6 months 25 days	2 years 6 months 18 days
Outstanding at end of year	7 months 13 days	1 year 6 months 25 days	2 years 6 months 18 days